PROPERTY AND EQUIPMENT	24 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE E—PROPERTY AND EQUIPMENT

Property and equipment consists of the following at December 31:

	2011	2010
Land and Buildings	$1,800	$1,800
Leasehold Improvements	499	472
Machinery and Equipment	8,624	8,466
Construction in Progress	232	80
Vehicles	927	923
Office and Computer Equipment	2,395	2,494

	14,477	14,235
Less: Accumulated Depreciation	(9,017)	(7,460)

	$5,460	$6,775

Depreciation expense was $1,591 and $1,446 for years ended December 31, 2011 and 2010, respectively.